Investments Composition of Fixed Maturities by Maturity (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Available for sale, cost
Less than one year	$ 3,964.1
One to five years	12,706.5
Five to ten years	3,294.4
Ten years or greater	244.9
Total	20,209.9	$ 16,287.1
Available for sale, Fair value
Less than one year	3,980.0
One to five years	12,671.3
Five to ten years	3,306.9
Ten years or greater	243.5
Total	$ 20,201.7	$ 16,243.8